Average Annual Total Returns (American New World Trust)	12 Months Ended
May 01, 2011
MSCI AC World Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	13.21%
Five Year	3.98%
Ten Year	3.69%
Series I, American New World Trust
Average Annual Total Returns
One Year	17.42%
Five Year	11.89%
Ten Year	12.35%
Date of Inception	May 06, 2009
Series II, American New World Trust
Average Annual Total Returns
One Year	17.18%
Five Year	11.62%
Ten Year	11.80%
Date of Inception	May 01, 2007
Series III, American New World Trust
Average Annual Total Returns
One Year	17.84%
Five Year	12.27%
Ten Year	12.54%
Date of Inception	Jan. 02, 2008